Share capital (Details) options in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) options	Dec. 31, 2017 CAD ($) options
Number Of Outstanding	8,710
Share option [Member]
Number Of Outstanding	9,175	12,010	[1]
Number Outstanding Granted	2,290	1,900
Number Outstanding Exercised	(1,233)	(1,899)
Number Outstanding Cancelled	(1,522)	(1,646)
Number Outstanding Forfeited/expired		(1,190)
Number Of Outstanding	8,710	9,175
Weighted Average Exercise Price Outstanding | $	$ 0.38	$ 0.48	[1]
Weighted Average Exercise Price Granted | $	0.55	0.52
Weighted Average Exercise Price Exercised | $	0.40	0.32
Weighted Average Exercise Price Cancelled | $	0.41	0.75
Weighted Average Exercise Price Forfeited/expired | $		1.20
Weighted Average Exercise Price Outstanding | $	$ 0.42	$ 0.38

[1]	The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 5). The exercise prices were adjusted such that the aggregate “in the money” amounts for the outstanding options remained the same before and after the Arrangement.